Right-of-use assets and liability related to right-of-use of assets, Right of Use Liability Maturities (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)
Right of use liability maturities [Abstract]
Right of use liability	$ 178,242,224	$ 9,921	$ 177,666,377
2027 [Member]
Right of use liability maturities [Abstract]
Right of use liability	31,184,242
2028 [Member]
Right of use liability maturities [Abstract]
Right of use liability	31,120,912
2029 [Member]
Right of use liability maturities [Abstract]
Right of use liability	27,018,383
2030 [Member]
Right of use liability maturities [Abstract]
Right of use liability	23,771,735
2031 [Member]
Right of use liability maturities [Abstract]
Right of use liability	23,751,674
2032 and thereafter [Member]
Right of use liability maturities [Abstract]
Right of use liability	$ 41,395,278